111 Huntington Avenue, Boston, Massachusetts  02199-7618

617 - 954-5000

August 9, 2013

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Series Trust I (the “Trust”) (File Nos. 33-7638 and 811-4777) on behalf of MFS® Low Volatility Global Equity Fund and MFS® Low Volatility U.S. Equity Fund (the “New Funds”); Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 65 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 63 to the above-captioned Registration Statement, except in the case of the Prospectuses and Statements of Additional Information (“SAI”) of the New Funds, which have not been marked.

This Amendment is being filed in order to register the New Funds as series of the Trust, and accordingly, the anticipated effective date is November 7, 2013.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn

Enclosures